Cover	Dec. 07, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Dec. 07, 2023
Entity Registrant Name	Nuveen Churchill Direct Lending Corp
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56133
Entity Tax Identification Number	84-3613224
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001737924
Amendment Flag	false